Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000252104 | Thompson Park CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000252104 | Dewolf Park CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000252104 | Octagon 66 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | Bain Capital Credit CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | CarVal CLO VII-C Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | Dryden 86 CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | Battalion CLO XI Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | KKR CLO 41 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | CIFC Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | Dryden 68 CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252104 | AAA
Holdings [Line Items]
Percent of Total Investments	80.00%
C000252104 | AA
Holdings [Line Items]
Percent of Total Investments	20.00%
C000249932 | Shackleton CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249932 | Carlyle Global Market Strategies CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249932 | CBAM Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249932 | Neuberger Berman Loan Advisers CLO 36 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249932 | Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249932 | Magnetite XXXIX Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249932 | Elmwood CLO VIII Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249932 | Fidelity Investments Money Market Funds - Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249932 | Voya CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249932 | Dryden 45 Senior Loan Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249932 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000249932 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000249932 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249932 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000249932 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249932 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	2.40%